Basis of Presentation and Our Segments (Schedule of Segment reporting Information, by Segment) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net Revenue	$ 91,854	$ 91,471	$ 86,392
Restructuring and impairment charges	727	445	411
Operating Profit	12,887	11,986	11,512
Product recall-related impact	187	136	0
Product recall-related impact - after tax	$ 143	$ 104
Product recall-related impact - per share amount	$ 0.10	$ 0.07
Acquisition and divestiture-related charges	$ 22	$ 41	80
Gain associated with the Juice Transaction	0	0	(3,321)
Impairment and other charges	714	1,230	3,618
Indirect tax impact	218	0	0
Other pension and retiree medical benefits (expense)/income	(22)	250	132
Net interest expense and other	(919)	(819)	(939)
Income before income taxes	11,946	11,417	$ 10,705
Gain (Loss) on Disposition of Business - per share amount			$ 2.08
Gain (Loss) on Disposition of Business, after-tax			$ 2,888
Sabra acquisition
Segment Reporting Information [Line Items]
Gain (Loss) on Investments	122
Gain (Loss) on Investments, after tax	$ 92
Gain (Loss) on Investments, per share impact	$ 0.07
Selling, general and administrative expenses
Segment Reporting Information [Line Items]
Acquisition and divestiture-related charges	$ 22	41	74
2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	727	445	411
2019 Productivity Plan [Member] | Cost of sales
Segment Reporting Information [Line Items]
Restructuring and impairment charges	133	13	33
2019 Productivity Plan [Member] | Selling, general and administrative expenses
Segment Reporting Information [Line Items]
Restructuring and impairment charges	551	433	347
PepsiCo Foods North America [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			0
PepsiCo Foods North America [Member] | Cost of sales
Segment Reporting Information [Line Items]
Product recall-related impact - pre-tax	176
PepsiCo Foods North America [Member] | Selling, general and administrative expenses
Segment Reporting Information [Line Items]
Product recall-related impact - pre-tax	8
PepsiCo Foods North America [Member] | Pension charges associated with Quaker Recall
Segment Reporting Information [Line Items]
Product recall-related impact - pre-tax	3
International Beverage Franchise [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			0
PepsiCo Beverages North America [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			(3,029)
Asia Pacific Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			0
Europe, Middle East & Africa (Segment) [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			(292)
Latin America Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Gain associated with the Juice Transaction			0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating Profit	14,783	14,361	13,606
Operating Segments [Member] | PepsiCo Foods North America [Member]
Segment Reporting Information [Line Items]
Net Revenue	27,431	28,015	26,451
Cost of sales - core	10,245	10,432	9,856
Core selling, general and administrative expenses	10,204	10,158	9,715
Restructuring and impairment charges	161	42	53
Operating Profit	6,619	7,247	6,739
Acquisition and divestiture-related charges	9	0	0
Impairment and other charges	9	0	88
Product recall-related impact - pre-tax	184	136
Indirect tax impact	0
Operating Segments [Member] | PepsiCo Foods North America [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	161	42	53
Operating Segments [Member] | International Beverage Franchise [Member]
Segment Reporting Information [Line Items]
Net Revenue	4,879	4,559	4,328
Cost of sales - core	1,482	1,478	1,420
Core selling, general and administrative expenses	1,689	1,641	1,543
Restructuring and impairment charges	24	11	4
Operating Profit	1,462	567	(12)
Acquisition and divestiture-related charges	0	0	0
Impairment and other charges	4	862	1,373
Product recall-related impact - pre-tax	0	0
Indirect tax impact	218
Indirect tax impact after tax	$ 218
Indirect tax impact - per share amount	$ 0.16
Operating Segments [Member] | International Beverage Franchise [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	$ 24	11	4
Operating Segments [Member] | PepsiCo Beverages North America [Member]
Segment Reporting Information [Line Items]
Net Revenue	27,769	27,626	26,213
Cost of sales - core	12,701	12,856	12,154
Core selling, general and administrative expenses	11,964	11,808	11,383
Restructuring and impairment charges	238	41	68
Operating Profit	2,302	2,584	5,426
Acquisition and divestiture-related charges	8	16	51
Impairment and other charges	556	321	160
Product recall-related impact - pre-tax	0	0
Indirect tax impact	0
Operating Segments [Member] | PepsiCo Beverages North America [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	238	41	68
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Net Revenue	4,549	4,485	4,501
Cost of sales - core	2,756	2,711	2,868
Core selling, general and administrative expenses	1,402	1,404	1,360
Restructuring and impairment charges	9	8	15
Operating Profit	377	301	78
Acquisition and divestiture-related charges	5	2	3
Impairment and other charges	0	59	177
Product recall-related impact - pre-tax	0	0
Indirect tax impact	0
Operating Segments [Member] | Asia Pacific Foods (Segment) [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	9	8	15
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member]
Segment Reporting Information [Line Items]
Net Revenue	16,658	16,210	16,032
Cost of sales - core	9,639	9,666	9,823
Core selling, general and administrative expenses	4,787	4,569	4,598
Restructuring and impairment charges	116	227	118
Operating Profit	1,971	1,764	22
Acquisition and divestiture-related charges	0	(2)	14
Impairment and other charges	145	(14)	1,749
Product recall-related impact - pre-tax	0	0
Indirect tax impact	0
Operating Segments [Member] | Europe, Middle East & Africa (Segment) [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	116	227	118
Operating Segments [Member] | Latin America Foods (Segment) [Member]
Segment Reporting Information [Line Items]
Net Revenue	10,568	10,576	8,867
Cost of sales - core	4,420	4,591	4,169
Core selling, general and administrative expenses	4,047	4,056	3,242
Restructuring and impairment charges	49	29	32
Operating Profit	2,052	1,898	1,353
Acquisition and divestiture-related charges	0	0	0
Impairment and other charges	0	2	71
Product recall-related impact - pre-tax	0	0
Indirect tax impact	0
Operating Segments [Member] | Latin America Foods (Segment) [Member] | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	49	29	32
Corporate
Segment Reporting Information [Line Items]
Operating Profit	(1,896)	(2,375)	(2,094)
Corporate | 2019 Productivity Plan [Member]
Segment Reporting Information [Line Items]
Restructuring and impairment charges	$ 101	$ 88	$ 90